Variable Interest Entities	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES [Abstract]
Variable Interest Entities
Variable Interest Entities

Consolidated VIEs

AltaGas consolidates VIEs where the Corporation is deemed the primary beneficiary. The primary beneficiary of a VIE has the power to direct the activities of the entity that most significantly impact its economic performance such as being the provider of construction, operating and marketing services to the entity. In addition, the primary beneficiary of a VIE also has the obligation to absorb losses of the entity or the right to receive benefits that could potentially be significant to the VIE. AltaGas determined that it is the primary beneficiary of the following VIEs:

Ridley Island LPG Export Limited Partnership

On May 5, 2017, AltaGas LPG Limited Partnership (AltaGas LPG), a wholly-owned subsidiary of AltaGas, and Vopak Development Canada Inc. (Vopak), a wholly-owned subsidiary of Koninklijke Vopak N.V. (Royal Vopak), a public company incorporated under the laws of the Netherlands, formed the Ridley Island LPG Export Limited Partnership (RILE LP) to develop, own and operate the Ridley Island Propane Export Terminal (RIPET). AltaGas’ subsidiaries hold a 70 percent interest while Vopak holds a 30 percent interest in RILE LP. The construction cost of RIPET was funded by AltaGas LPG and Vopak in proportion to their respective interests in RILE LP. As part of the arrangements, AltaGas entered into a long-term agreement for the capacity of RIPET with RILE LP, and AltaGas and certain of its subsidiaries provide operating services to RILE LP.

AltaGas has determined that RILE LP is a VIE in which it holds variable interests and is the primary beneficiary. In the determination that AltaGas is the primary beneficiary of the VIE, AltaGas noted that it has the power to direct the activities that most significantly impact the VIE’s economic performance through the operating and marketing services provided to RILE LP. In addition, AltaGas has the obligation to absorb the losses and the right to receive the benefits that could potentially be significant to RILE LP through the long-term agreement for the capacity of RIPET. As such, AltaGas has consolidated RILE LP.

The assets of RILE LP are the property of RILE LP and are not available to AltaGas for any other purpose. RILE LP’s asset balances can only be used to settle its own obligations. The liabilities of RILE LP do not represent additional claims against AltaGas’ general assets. AltaGas’ exposure to loss as a result of its interest as a limited partner is its net investment. AltaGas and Royal Vopak have provided limited guarantees for the obligations of their respective subsidiaries for the construction cost of RIPET. With the commencement of commercial operations at RIPET, the terms of the long-term capacity agreement between AltaGas LPG and RILE LP provide for a return on and of capital and reimbursement of RIPET's operating costs by AltaGas LPG in accordance with the terms set out in the agreement.

Disposal of Consolidated VIE Investments

Prior to the close of the U.S. distributed generation asset sale in the third quarter of 2019, a subsidiary of WGL was the primary beneficiary of SFGF LLC, SFRC LLC, SFGF II LLC, SFEE LLC, and ASD Solar LP, because of its ability to direct the activities most significant to the economic performance of those entities plus the right to receive potentially significant benefits or the obligation to absorb potentially significant losses. These VIEs were consolidated until the close of the distributed generation asset sale (Note 4). As at December 31, 2019, these entities are no longer VIEs of AltaGas.

The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIEs:

As at	December 31, 2019	December 31, 2018

Current assets	$6.4	$1,383.5
Property, plant and equipment	371.1	619.2
Long-term investments and other assets	53.3	48.0
Operating right-of-use assets	0.1	—
Current liabilities	(3.6)	(161.8)
Asset retirement obligations	(3.3)	(0.9)
Other long-term liabilities	(0.1)	(3.0)
Net assets	$423.9	$1,885.0

The decrease in current assets, property, plant and equipment, and current liabilities associated with AltaGas’ consolidated VIEs as at December 31, 2019 compared to December 31, 2018 is primarily due to the sale of Northwest Hydro Limited Partnership in January 2019 and the sale of VIEs included in the sale of WGL's distributed generation portfolio (Note 4).

Disposal of Unconsolidated VIE Investments

Prior to the sale of AltaGas' investment in Meade and indirect, non-operating interest in Central Penn (Note 4), WGL Midstream owned a 55 percent interest in Meade (21 percent indirect interest in Central Penn). Although WGL Midstream held a greater than 50 percent interest in Meade, Meade was not consolidated by WGL Midstream and instead was accounted for under the equity method of accounting. WGL Midstream was not the primary beneficiary of Meade as it did not have the power to direct the activities most significant to the economic performance of Meade. WGL Midstream applied the HLBV equity method of accounting and any profits and losses were included in "income from equity investments" in the accompanying Consolidated Statements of Income (Loss) and were added to or subtracted from the carrying amount of AltaGas' investment balance until the close of the Meade sale. As at December 31, 2019, Meade is no longer a VIE of AltaGas.